Condensed Consolidated Statements of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (5,097)	$ (8,235)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	8	6
Decrease in operating lease right of use asset	19	16
Issuance of share capital in exchange for services	68
Share-based payment	166	99
Changes in fair value of short-term investment	(196)	(14)
Decrease (increase) in accounts receivable and prepaid expenses	(688)	1,728
Increase (decrease) in trade payables	444	(1,719)
Decrease in operating lease liability	(22)	(17)
Increase (decrease) in deferred revenues	1,853	(214)
Decrease in other accounts payable	(22)	(138)
Net cash used in operating activities	(3,467)	(8,488)
Cash flows from investing activities:
Purchase of property, plant and equipment	(8)
Net cash used in investing activities	(8)
Cash flows from financing activities:
Issuance of share capital and warrants, net of issuance expenses	2,744	14,850
Net cash provided by financing activities	2,744	14,850
Exchange differences on balances of cash and cash equivalents
Increase (decrease) in cash, cash equivalents and short-term deposits	(731)	6,362
Cash, cash equivalents and short-term deposits at the beginning of the period	8,268	2,697
Cash,cash equivalents and short-term deposits at the end of the period	7,537	9,059
Supplemental disclosure of cash flow information:
Net cash paid during the year for interest	$ 8	$ 15